Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
Schedule of Shares Before Re Designation

a. Ordinary shares before re-designation

Date	Events	Number of shares	Par value	Amount
June 27, 2024	Share issued upon incorporation	5,000,000,000	0.00001	50,000
July 24, 2024	Share surrender and cancellation by sole shareholder	(4,973,495,000)	0.00001	(49,735)
July 24, 2024	Re-designate shares into Class A Ordinary Shares	(26,505,000)	0.00001	(265)
July 24, 2024	Re-designate shares into Class B Ordinary Shares	(1,995,000)	0.00001	(20)
	Ordinary shares before re-designation issued and outstanding after reorganization	—	0.00001	—

b. Class A Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class A Ordinary Shares	26,505,000	0.00001	265
January 23, 2025	Issue of shares pursuant to IPO*	1,500,000	0.00001	15
February 6, 2025	Issue of shares pursuant to IPO*	225,000	0.00001	2
August 27, 2025	Share Retirement #	(18,500,000)	0.00001	(185)
August 29, 2025	Private Placement ##	1,359,314	0.00001	14
November 3, 2025	Issue of shares pursuant to Private Placement ###	727,272	0.00001	7
December 16, 2025	Issuance of shares pursuant to warrant exercise	500,000	0.00001	5
March 9, 2026	Issuance of shares pursuant to warrant exercise	2,969,905	0.00001	30
March 26, 2026	Issuance of shares pursuant to warrant exercise	200,000	0.00001	2
	Class A Ordinary Shares issued and outstanding as of March 31, 2026	15,486,491	0.00001	155

*	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.

#	On August 27, 2025, Supreme Development (BVI) Holdings Limited (“SD”), the Company’s previous controlling shareholder and a company beneficially owned by Mr. Ngo Chiu Lam, our Chief Executive Officer, entered into a definitive securities purchase agreement with Quantum Leap Energy LLC (“QLE”) pursuant to which SD transferred and sold to QLE all 1,995,000 issued and outstanding Class B Ordinary Shares of the Company. Each Class B Ordinary Share entitles the holder to 20 votes per share and votes together with the Class A Ordinary Shares on all matters submitted to shareholders. On March 29, 2026, QLE entered into a securities exchange agreement with Dablam LP to assign and transfer its 1,995,000 Class B Ordinary Shares held by QLE to Dablam LP, in exchange for and against Dablam LP’s concurrent assignment and transfer to QLE of 1,995,000 Class A Ordinary Shares held by Dablam LP. The Company also used approximately $7,000,000 of the gross proceeds from the August 2025 Offering to retire 18,500,000 Class A Ordinary Shares owned by SD (the “Share Retirement”).

##

On August 29, 2025, the Company closed its private placement (the “Offering (AUG)”) pursuant to a Securities Purchase Agreement dated August 27, 2025, among the Company and certain accredited investors. Pursuant to the Offering (AUG), the Company issued and sold (i) 1,359,314 Class A Ordinary Shares, par value $0.00001 per share, (ii) 22,990,000 prefunded warrants to purchase Class A Ordinary Shares, (iii) Class A Ordinary Share Purchase Warrant A (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, (iv) Class A Ordinary Share Purchase Warrant B (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, and (v) 1,947,945 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.

###

On November 3, 2025, the Company closed its private placement (the “Offering (OCT)”) pursuant to a Securities Purchase Agreement dated October 28, 2025, among the Company and certain accredited investors. Pursuant to the Offering (OCT), the Company issued and sold (i) 727,272 Class A Ordinary Shares, par value $0.00001 per share, (ii) 16,643,636 prefunded warrants in lieu of Class A Ordinary Shares (the “Pre-funded Warrants”)), and (iii) 17,370,909 Class A Ordinary Share Purchase Warrants to purchase Class A Ordinary Shares (the “Ordinary Warrants, Investor Warrants”), and (iv) 1,389,673 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.

c. Class B Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class B Ordinary Shares	1,995,000	0.00001	20
	Class B Ordinary Shares issued and outstanding as of March 31, 2026	1,995,000	0.00001	20

As of March 31, 2026, the following Preferred Shares were issued and outstanding:

Date	Authorized	Issued & Outstanding	Par value	Amount
January 23, 2026	Series A Preferred Shares	47,326,026	0.00001	473
February 13, 2026	Series B Preferred Shares	6,442	0.00001	-

Schedule of Warrant Activity

Warrant activity during the year ended March 31, 2026 is indicated below:

	Pre-Funded Warrants	Investor Warrant A	Investor Warrant B	Investor Warrants (Oct 2025)	Placement Agent Warrants	Total
As at March 31, 2025	-	-	-	-	-	-
Issued — August 2025 Offering	22,990,000	24,349,314	24,349,314	-	1,947,945	73,636,573
Issued — October 2025 Offering	16,643,636	-	-	17,370,908	1,389,673	35,404,217
Exchanged — January 2026	-	(24,349,314)	(24,349,314)	-	-	(48,698,628)
Exercise	(3,670,000)	-	-	-	-	(3,670,000)
Issued — Series B Financing	-	-	-	-	804,750	804,750
Issued — March 2026 Convertible Notes	-	-	-	-	652,500	652,500
As at March 31, 2026	35,963,636	-	-	17,370,908	4,794,868	58,129,412
Exercise Price	$0.00001 (par)	-	-	$1.50	$0.73–$2.40
Expiration Date	No stated expiration / 5years	-	-	Nov-30	August 2030–March 2031

Schedule of Non-vested Class A Ordinary Shares Activity

This table details the changes in the unvested shares for the fiscal year ended March 31, 2026:

Non-vested Class A Ordinary Shares Activity

Non-vested Shares	Number of Shares	Weighted- Average Grant-Date Fair Value	Year ended March 31, 2026
Unvested at April 1, 2025	—	$—	$—
Granted	3,000,000	$2.98	$8,940,000
Vested	(750,000)	$2.98	$(2,235,000)
Forfeited / Cancelled	—	$—	$—
Unvested at March 31, 2026	2,250,000	$2.98	$6,705,000

Schedule of Share-Based Compensation Expense recognized

Share-Based Compensation Expense recognized in the Consolidated Statements of Operations and Comprehensive Income

Year ended March 31, 2026
General and administrative expenses	$2,235,000
Total share-based compensation expense	$2,235,000
Income tax benefit related to share-based compensation	—